Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of the public warrants	$ 4,830,000	$ 4,830,000	$ 4,800,000